Debt - Second Lien Convertible Notes, 1.5 Lien Notes, 1.25 Lien Notes, Other notes payable (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended				48 Months Ended
	Jun. 30, 2019	Feb. 28, 2019	Aug. 31, 2018	May 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Debt
Face amount of the debt					$ 95,000				$ 95,000
Gain on retirement of debt - Note 9						$ 3,321
Convertible Notes
Debt
Interest rate (as a percent)					15.00%				15.00%
Proceeds from issuance of notes					$ 90,000
Additional proceed from notes payable					$ 96,800
Initial conversion price (in dollars per share)					$ 1.67				$ 1.67
Face amount of the debt					$ 20,000				$ 20,000
Amount paid to retire notes			$ 100
Amount of notes retired			3,400
Gain on retirement of debt - Note 9			$ 3,300
Notes issued in satisfaction of a backstop put option payment					5,000
Interest amount prepaid					300
1.5 Lien Notes
Debt
Interest rate (as a percent)				15.00%
Proceeds from issuance of notes				$ 10,000	0	28,000	$ 41,000	$ 26,200	95,200
Repurchase price (as a percent)				110.00%
Redemption price (as a percent)				110.00%
Interest-in-kind					18,780	$ 14,023	$ 7,512	$ 1,535	41,850
1.25 Lien Notes
Debt
Interest rate (as a percent)		15.00%
Proceeds from issuance of notes		$ 18,000			77,200
Face amount of the debt					18,000				$ 18,000
Interest in-kind notes
Debt
Proceeds from issuance of notes					$ 5,200
Other note payable
Debt
Interest rate (as a percent)						5.00%
Delayed payment fee (as a percent)	5.50%				2.00%	2.00%
Delayed payment fee					$ 100	$ 100